Summary of Significant Accounting Policies (Details 2) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Convertible note	481,351,062	1,100,000
Number of potentially dilutive securities	501,994,600	21,754,205
Warrant [Member]
Number of potentially dilutive securities	19,643,500	19,654,167
Series B Convertible Preferred Stock [Member]
Preferred shares	30	30
Series C Convertible Preferred Stock [Member]
Preferred shares	8	8
Series H Convertible Preferred Stock [Member]
Preferred shares	1,000,000	1,000,000